Income/loss (-) per share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income/loss (-) per share: Basic
Net income/loss (-) attributable to owners of the parent (Euro, in thousands)	€ (103,231)	€ (305,436)	€ 149,845
Weighted average number of shares for the purpose of income/loss (-) per share	65,500	65,075	57,614
Basic income/loss (-) per share	€ (1.58)	€ (4.69)	€ 2.60
Income/loss per share: Diluted
Net income/loss (-) attributable to owners of the parent (Euro, in thousands)	€ (103,231)	€ (305,436)	€ 149,845
Weighted average number of shares for the purpose of income/loss (-) per share	65,500	65,075	57,614
Number of dilutive potential ordinary shares			2,498
Diluted income/loss (-) per share	€ (1.58)	€ (4.69)	€ 2.49